INCOME TAXES - Schedule of Deferred Income Tax Assets And Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Impairment of long-term investments	¥ 11,750	¥ 11,750
Tax loss carry forwards	281,813	253,796
Advertising expense	30,955	19,805
Others	5,326	3,240
Total deferred income tax assets	329,844	288,591
Valuation allowance	(288,844)	(146,371)	¥ (139,177)	¥ (169,543)
Deferred income tax assets, net	41,000	142,220
Deferred income tax assets, net
Valuation appreciation of intangible assets	1,067	1,384
Deferred income tax liabilities	¥ 1,067	¥ 1,384